Income Taxes (Details) (USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Income Taxes
Effective income tax rate (as a percent)		0.00%	0.00%
Income tax expenses realized due to discrete item	$ 15,000
Income tax rate change due to discrete item (as a percent)			(1.20%)